Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows provided by (used for) operating activities:
Net income (loss)	$ 223	$ 105
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	43	41
Deferred income taxes	2	(13)
(Income) loss from equity investments, net	(24)	7
Share-based compensation cost	182	140
Operating lease expense	9	8
Other non-cash operating activities, net	1	0
Changes in assets and liabilities:
Accounts receivable, net (including receivables from related parties)	(23)	102
Contract assets, net (including contract assets from related parties)	(242)	(32)
Prepaid expenses and other assets	6	1
Accrued compensation and benefits	(201)	(447)
Contract liabilities (including contract liabilities from related parties)	9	24
Tax liabilities	(4)	12
Operating lease liabilities	(11)	(4)
Other liabilities (including payables to related parties)	(260)	(58)
Net cash provided by (used for) operating activities	(290)	(114)
Cash flows provided by (used for) investing activities
Purchase of short-term investments	(50)	(260)
Proceeds from maturity of short-term investments	50	120
Purchases of equity investments	(36)	(11)
Purchases of intangible assets	(9)	0
Purchases of property and equipment	(29)	(26)
Net cash provided by (used for) investing activities	(74)	(177)
Cash flows provided by (used for) financing activities
Payment of intangible asset obligations	(20)	(10)
Other financing activities, net	(4)	(5)
Payment of withholding tax on vested shares	(72)	0
Net cash provided by (used for) financing activities	(96)	(15)
Effect of foreign exchange rate changes on cash and cash equivalents	2	0
Net increase (decrease) in cash and cash equivalents	(458)	(306)
Cash and cash equivalents at the beginning of the period	1,923	1,554
Cash and cash equivalents at the end of the period	1,465	1,248
Non-cash operating, investing and financing activities:
Non-cash additions in property and equipment	9	11
Non-cash additions in intangible assets	27	52
Non-cash additions in operating lease right-of-use assets	37	7
Non-cash additions of operating lease liabilities	38	7
Non-cash withholding tax on vested shares	$ 24	$ 0